Investment Risks - Intermediate Bond Fund	Dec. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, political, economic or market developments, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets. During those periods of high volatility, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk: The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The risk that the value of the Fund’s fixed-income investments may be adversely affected by changes in interest rates and/or inflation. The value of the Fund’s investments may decline due to falling or rising interest rates or other factors. In a rising interest rate environment, investors in fixed income securities may leave the fixed income investment market on a large scale, which could adversely affect the price of the fixed-income securities and reduce their liquidity. Increased redemption requests may force the Fund to liquidate investments when it is not advantageous to do so. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. During market conditions in which short-term interest rates are at low levels it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk: The risk that debt instruments will change in value because of actual or expected changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration, which means the value of the instrument will generally decline if interest rates increase. The value of debt instruments will also generally decline if inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Inflation rates may change frequently and significantly as a result of changes in the domestic or global economy or changes in fiscal or monetary policies.
Investing in the United States Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in the United States Risk A decrease in imports or exports, changes in trade regulations, tariffs, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political instability. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk The risk that the value of U.S. Government securities can decrease due to changes in interest rates, statutory debt limit negotiations, default or changes to the financial condition or credit rating of the U.S. Government.
Asset Backed and Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed and Mortgage-Backed Securities Risk The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and CMOs, significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security) than do other types of fixed income securities. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.
Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Bond Risk Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality.
High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by Homestead Advisers to be of comparable quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment Risk A fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political or regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times, except that as a matter of fundamental policy, the Fund will normally invest at least 25% of its total assets (i.e., concentrate) in mortgage-related assets and asset-backed instruments issued by government agencies or other governmental entities or by private originators or issuers, and other investments that Homestead Advisers considers to have the same primary economic characteristics.
Sovereign Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Obligations Risk The risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers, and any recourse may be subject to the political climate in the relevant country. In addition, governmental entities may enjoy various levels of sovereign immunity, and it may be difficult or impossible to bring a legal action against a governmental entity or to enforce a judgment against such an entity. Holders of certain government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings.
Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent the Fund from disposing of them promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities Risk The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.
Investments in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in Other Investment Companies Risk The risk that an investment company or other pooled investment vehicle in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. There will be some duplication of expenses because the Fund also must pay its pro-rata share of that investment company's fees and expenses.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk The risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in the recognition of taxable capital gains (including short-term capital gains, which are generally taxable at ordinary income rates to shareholders subject to tax when distributed by the Fund).
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.
Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Manager Risk The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund’s peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund’s ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager(s), including with other strategies and funds, does not guarantee future results for the Fund.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.